POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2016 TO THE PROSPECTUS DATED

AUGUST 26, 2016 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares BuyBack Achievers™ Portfolio
PowerShares Cleantech™ Portfolio
PowerShares Dividend Achievers™ Portfolio
PowerShares DWA Basic Materials Momentum Portfolio
PowerShares DWA Consumer Cyclicals Momentum Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio
PowerShares DWA Energy Momentum Portfolio
PowerShares DWA Financial Momentum Portfolio
PowerShares DWA Healthcare Momentum Portfolio
PowerShares DWA Industrials Momentum Portfolio
PowerShares DWA Momentum Portfolio
PowerShares DWA NASDAQ Momentum Portfolio
PowerShares DWA Technology Momentum Portfolio
PowerShares DWA Utilities Momentum Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares High Yield Equity Dividend Achievers™ Portfolio
PowerShares International Dividend Achievers™ Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares Russell 2000 Equal Weight Portfolio
PowerShares Russell 2000 Pure Growth Portfolio
PowerShares Russell 2000 Pure Value Portfolio
PowerShares Russell Midcap Equal Weight Portfolio
PowerShares Russell Midcap Pure Growth Portfolio
PowerShares Russell Midcap Pure Value Portfolio
PowerShares Russell Top 200 Equal Weight Portfolio
PowerShares Russell Top 200 Pure Growth Portfolio
PowerShares Russell Top 200 Pure Value Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, David Hemming is a Portfolio Manager of PowerShares S&P 500 BuyWrite Portfolio. Therefore, the Prospectus is revised as follows:

•	On page 181, the table within the section titled “PowerShares S&P 500 BuyWrite Portfolio—Summary Information—Management of the Fund—Portfolio Managers” is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

David Hemming	Vice President and Senior Portfolio Manager of the Adviser, Commodities and Alternatives	September 2016

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	October 2013

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	August 2013

Richard Ose	Vice President and Portfolio Manager of the Adviser	October 2013

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	February 2015”

•	On page 241, the third sentence of the second paragraph in the section titled “Management of the Funds—Portfolio Managers” is deleted and replaced with the following:

“In managing the Funds, Mr. Hubbard receives management assistance from Philip Fang, David Hemming, Michael Jeanette, Gary Jones, Jeffrey W. Kernagis, Jonathan Nixon, Richard Ose, Theodore Samulowitz and Tony Seisser.”

•	On page 241, the following is inserted as a new fifth paragraph in the section “Management of the Funds—Portfolio Managers”:

“David Hemming, Vice President and Senior Portfolio Manager of the Adviser, Commodities and Alternatives, has been one of the Portfolio Managers primarily responsible for the day-today management of PowerShares S&P 500 BuyWrite Portfolio since September 2016. He has been associated with the Adviser since September 2016. From August 2009 to March 2015, he was a Portfolio Manager and Principal of Commodities at Hermes Investment Management Limited.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1-SUP-1 092116

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2016

Effective immediately, David Hemming is a Portfolio Manager of PowerShares S&P 500 BuyWrite Portfolio. Therefore, the Statement of Additional Information is revised as follows:

•	On page 63, the fifth sentence of the first paragraph in the section titled “Management—Portfolio Managers” is deleted and replaced with the following:

“Mr. Hubbard receives management assistance from Philip Fang, David Hemming, Michael Jeanette, Gary Jones, Jeffrey Kernagis, Jonathan Nixon, Richard Ose, Theodore Samulowitz and Tony Seisser.”

•	On page 64, the following is added as a new paragraph after the tenth paragraph in the section titled “Management—Portfolio Managers”:

“As of September 21, 2016, Mr. Hemming commenced managing 16 registered investment companies with a total of approximately $7.8 billion in assets (measured as of September 16, 2016), one other pooled investment vehicle with approximately $3.7 million in assets (measured as of September 16, 2016), and no other accounts.”

•	On page 64, the following is added as the second sentence in the second paragraph in the section titled “Management—Description of Compensation Structure”:

“As of September 16, 2016, Mr. Hemming did not beneficially own any securities of the Funds.”

Please Retain This Supplement for Future Reference.

P-PS-SOAI-I-SUP-1 092116